Business Combinations and Divestitures (Details) (USD $)	12 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2010	Jan. 31, 2011 First Community Bank of New Mexico [Member] Branches	Mar. 31, 2011 First Community Bank of New Mexico [Member]	Dec. 31, 2010 Bank of America Trust Business [Member]
Business Acquisition [Line Items]
Number of branches acquired		38
Value of asset acquired		$ 1,800,000,000
Value of assets under administration acquired				1,100,000,000,000
Value of liability acquired		2,100,000,000
Total cash acquired		412,000,000
Gain on the transaction			46,000,000
Acquisition of assets under administration of deposits				8,000,000,000
Business Combinations and Divestiture (Textual) [Abstract]
Percent of equity interest in Nuveen investments	9.50%
Gain on exchange of affiliate business before tax	103,000,000
Gain on exchange of affiliate business net of tax	$ 41,000,000